Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Schwab and TD Ameritrade [member] [2]	Issued capital [member] Common shares [member]		Issued capital [member] Preferred shares [member]		Treasury shares [member] Common shares [member]		Treasury shares [member] Preferred shares [member]		Contributed surplus [member]		Retained earnings [member]		Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]		Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]		Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]		Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]		Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member] Schwab and TD Ameritrade [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]		Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]		Equity attributable to owners of parent [member]
Balance as at beginning of year at Oct. 31, 2019					$ 21,713	[1]	$ 5,800		$ (41)	[1]	$ (6)	[1]	$ 157	[1]	$ 49,497	[1]					$ 14	[1]	$ 8,793	[1]	$ 1,497	[1]		$ 290	[1]	$ (40)	[1]
Impact on adoption of IFRS 16, Leases (IFRS 16)	[1]														(553)
Net premium (discount) on sale of treasury shares	[1]												(5)
Purchase of shares	[1]								(2,276)		(38)
Other comprehensive income (loss)	[1]	$ 48	[2]																									48
Other comprehensive income (loss)	[1]																													32
Other comprehensive income (loss)	[1]	(61)	[2]																		(61)
Other comprehensive income (loss)	[1]	201	[2]																				201
Other comprehensive income (loss)	[1]	300	[2]																						300
Net income attributable to shareholders	[1]														2,989
Issuance of stock options, net of options exercised	[1]				41								(1)
Sale of shares	[1]								2,186		37
Dividends	[1]																$ (1,339)	$ (67)
Shares issued as a result of dividend reinvestment plan	[1]				69
Other	[1]												10
Net premium on repurchase of common shares, redemption of preferred shares, and other	[1]														(256)
Purchase of shares for cancellation and other	[1]				(50)
Actuarial gains (losses) on employee benefit plans	[1]	(152)	[2]												(152)
Balance as at end of period at Jan. 31, 2020	[1]				21,773		5,800		(131)		(7)		161		50,119				$ 11,087		(47)		8,994		1,797			338		(8)		$ 88,802
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1]			$ (14)																							$ 13
Balance as at beginning of year at Oct. 31, 2020		95,499			22,487	[1]	5,650		(37)	[1]	(4)	[1]	121	[1]	53,845	[1]					(37)	[1]	9,357	[1]	3,826	[1]		543	[1]	(252)	[1]
Net premium (discount) on sale of treasury shares	[1]												(8)
Purchase of shares	[1]								(3,145)		(34)
Other comprehensive income (loss)	[1]	203	[2]																									202
Other comprehensive income (loss)	[1]																													98
Other comprehensive income (loss)	[1]	17	[2]																		17
Other comprehensive income (loss)	[1]	(2,286)	[2]																				(2,286)
Other comprehensive income (loss)	[1]	(261)	[2]																						(261)
Net income attributable to shareholders	[1]														3,277
Issuance of stock options, net of options exercised	[1]				46								4
Sale of shares	[1]								3,011		34
Allowance for credit losses	[1]	1	[2]																									1
Dividends	[1]																$ (1,433)	$ (65)
Shares issued as a result of dividend reinvestment plan	[1]				112
Other	[1]												4
Actuarial gains (losses) on employee benefit plans	[1]	408	[2]												408
Balance as at end of period at Jan. 31, 2021		$ 95,425			$ 22,645	[1]	$ 5,650	[1]	$ (171)	[1]	$ (4)	[1]	$ 121	[1]	$ 56,032	[1]			$ 11,152	[1]	$ (20)	[1]	$ 7,071	[1]	$ 3,565	[1]		$ 746	[1]	$ (154)	[1]	$ 95,425	[1]
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1]			$ (56)																							$ (56)

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.